ALLIANCE MONEY RESERVES

ALLIANCECAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           COMMERCIAL PAPER-59.4%
           ABBEY NATIONAL
$ 30,000   1/16/96                                 5.71%       $ 29,928,625
  10,000   1/31/96                                 5.72           9,952,333
           AIG FUNDING, INC.
  12,000   3/22/96                                 5.40          11,854,200
           AKZO NOBEL, INC.
  15,000   2/15/96                                 5.66          14,893,875
           ANZ DELAWARE, INC.
  20,000   2/16/96                                 5.66          19,855,432
  20,000   1/24/96                                 5.70          19,927,167
           BANK OF MONTREAL
  20,000   1/30/96                                 5.70          19,908,167
           BIL NORTH AMERICA, INC.
  19,000   2/27/96                                 5.68          18,829,127
           CAISSE DES DEPOTS ET CONSIGNATIONS
  25,000   2/14/96                                 5.65          24,827,361
           CHEMICAL BANKING CORP.
  20,000   1/19/96                                 5.70          19,943,000
           CHIAO TUNG BANK CO., LTD.
  10,000   2/06/96                                 5.71           9,942,900
           COMMERZBANK
  20,000   1/22/96                                 5.60          19,934,667
  22,125   2/21/96                                 5.64          21,948,221
           COMMONWEALTH BANK OF AUSTRALIA
  25,000   2/13/96                                 5.63          24,831,882
           DEN DANSKE CORP.
  20,000   2/21/96                                 5.65          19,839,917
  20,000   1/29/96                                 5.71          19,911,115
           EKSPORTFINANS
   9,225   2/09/96                                 5.64           9,168,635
           FINANCE ONE FUNDING
           CORP.
  20,000   2/08/96                                 5.68          19,880,089
  15,000   2/07/96                                 5.70          14,912,125
           FINNISH EXPORT CREDIT LTD.
  15,000   2/12/96                                 5.65          14,901,125
  30,000   1/23/96                                 5.70          29,895,500
  10,000   1/29/96                                 5.70           9,955,667
           GENERALE BANK, INC.
  25,000   1/03/96                                 5.50          24,992,361
           GREENWICH ASSET FUNDING, INC.
  19,641   1/22/96                                 5.72          19,575,465
           HALIFAX BUILDING SOCIETY
   5,000   3/04/96                                 5.58           4,951,175
  25,000   3/06/96                                 5.58          24,748,125
           HANSON FINANCE
  27,400   1/26/96                                 5.70          27,291,541
  15,000   1/26/96                                 5.72          14,940,417
           HEALTH INSURANCE PLAN OF GREATER
           NEW YORK CITY
   6,410   1/09/96                                 5.83           6,401,695
           J.C. PENNEY FUNDING
           CORP.
  21,000   2/20/96                                 5.65          20,835,208
           J.P. MORGAN & CO.
  15,000   2/16/96                                 5.65          14,891,708
           KINGDOM OF SWEDEN
  50,000   1/22/96                                 5.58          49,837,192
           MERRILL LYNCH & CO.
   5,000   3/29/96                                 5.67           4,930,700
  15,000   2/14/96                                 5.70          14,895,500
           MORGAN STANLEY GROUP, INC.
  45,000   2/08/96                                 5.70          44,729,250
           PARIBAS FINANCE
  20,000   1/08/96                                 5.72          19,977,756
           PRIME ASSET VEHICLE, LTD.
  12,000   3/06/96                                 5.68          11,877,042
           SANTANDER FINANCE DELAWARE
  19,000   3/25/96                                 5.62          18,751,068
           SUMITOMO CORP. OF AMERICA
  30,000   3/14/96                                 5.64          29,656,900
           SVENSKA HANDELSBANKEN
  21,000   2/09/96                                 5.68          20,870,780
           SWEDISH EXPORT CREDIT CORP.
  15,000   2/01/96                                 5.70          14,926,375

           Total Commercial Paper
           (amortized cost $794,121,388)                        794,121,388

           CERTIFICATES OF DEPOSIT-14.9%
           BANK OF TOKYO
  13,000   6.08%, 2/13/96                          6.07          13,000,153
           BAYERISCHE HYPOBANK
  24,000   5.78%, 4/12/96                          5.65          24,006,529
  20,000   5.78%, 2/05/96                          5.75          20,000,009
           CREDIT SUISSE
  25,000   5.73%, 1/09/96                          5.70          25,000,149
           DEUTSCHE BANK
  30,000   5.79%, 1/25/96                          5.80          29,999,711
           MITSUBISHI BANK LTD.
  16,000   6.00%, 1/10/96                          6.00          16,000,000


1



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD            VALUE
---------------------------------------------------------------------------
           SOCIETE GENERALE N.A., INC.
$ 21,000   5.73%, 1/16/96                          5.83%     $   20,999,020
           SWISS BANK CORP.
  50,000   5.77%, 2/02/96                          5.75          50,000,864

           Total Certificates of Deposit
           (amortized cost $199,006,435)                        199,006,435

           U.S. GOVERNMENT AND AGENCIES-13.6%
           FEDERAL HOME LOAN BANK
 121,900   1/02/96                                 5.75         121,880,530
  20,000   5.53%, 11/13/96 FRN                     5.60          19,988,240
  20,000   5.74%, 10/16/96 FRN                     5.87          19,980,776
  20,000   5.97%, 7/18/96                          5.97          20,000,000

           Total U.S. Government and Agencies
           (amortized cost $181,849,546)                        181,849,546

           BANK OBLIGATIONS-4.6%
           BANK OF AMERICA ILLINOIS
  15,000   5.79%, 1/16/96                          5.80          14,999,933
  17,000   5.80%, 1/12/96                          5.80          17,000,000
           CITICORP
  10,750   5.70%, 2/12/96                          5.80          10,746,230
           MORGAN GUARANTY TRUST CO.
  18,000   6.00%, 10/30/96                         6.00          18,000,000

           Total Bank Obligations
           (amortized cost $60,746,163)                          60,746,163

           CORPORATE OBLIGATIONS-4.5%
           BEAR STEARNS COS., INC.
  10,000   5.97%, 1/26/96 FRN                      5.97          10,000,000
           BETA FINANCE CORP.
  20,000   5.76%, 9/25/96 FRN                      5.76          20,000,000
           J.P. MORGAN & CO.
  20,000   5.61%, 4/08/96 FRN                      5.63          19,998,917
           MERRILL LYNCH & CO., INC.
  10,000   5.65%, 4/01/96 FRN                      5.65          10,000,000

           Total Corporate Obligations
           (amortized cost $59,998,917)                          59,998,917

           TOTAL INVESTMENTS-97.0%
           (amortized cost $1,295,722,449)                    1,295,722,449
           Other assets less liabilities-3.0%                    40,655,035

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 1,337,565,831
           shares outstanding)                               $1,336,377,484


+ All securities either mature or their interest rate changes in one year or less.

   Glossary:
   FRN - Floating Rate Note

   See notes to financial statements.


2



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)          ALLIANCE MONEY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $81,200,887

EXPENSES
  Advisory fee (Note B)                           $ 6,628,403
  Distribution assistance and administrative
    service (Note C)                                4,442,054
  Transfer agency                                   1,962,802
  Registration fees                                   242,815
  Printing                                            217,129
  Custodian fees                                      188,127
  Audit and legal fees                                 32,571
  Trustees' fees                                        8,342
  Miscellaneous                                        21,542
  Total expenses                                   13,743,785
  Less: fee waiver                                    (44,596)
                                                                    13,699,189
  Net investment income                                             67,501,698

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                     223,252

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $67,724,950



STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                             SIX MONTHS ENDED
                                             DECEMBER 31,1995     YEAR ENDED
                                                (UNAUDITED)      JUNE 30,1995
                                             -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                       $    67,501,698   $   89,987,079
  Net realized gain (loss) on investments             223,252         (479,849)
  Net increase in net assets from operations       67,724,950       89,507,230

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (67,501,698)     (89,987,079)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                      (1,173,445,752)     714,092,254
  Total increase (decrease)                    (1,173,222,500)     713,612,405

NET ASSETS
  Beginning of period                           2,509,599,984    1,795,987,579
  End of period                               $ 1,336,377,484   $2,509,599,984


See notes to financial statements.


3



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the 'Trust') is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the 'Portfolio'). Each portfolio is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $659,791 for the six months ended December 31, 1995.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Portfolio's distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolio. For the six months ended December 31, 1995 the Portfolio incurred fees of $3,424,797 of which $44,596 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1995 such payments by the Portfolio amounted to $1,017,257 of which $73,000 was paid to the Adviser.


4



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995, the Portfolio had a capital loss carryforward of $1,411,599 of which $794,283 expires in 1999, $72,812 expires in 2001, $64,655 expires in 2002 and
$479,849 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1995, capital paid-in aggregated $1,337,565,831. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                             DECEMBER 31,1995       JUNE 30,
                                                (UNAUDITED)           1995
                                             ----------------   ---------------
Shares sold                                    5,607,049,532     8,315,302,942
Shares issued on reinvestments of dividends       67,501,698        89,987,079
Shares redeemed                               (6,847,996,982)   (7,691,197,767)
Net increase (decrease)                       (1,173,445,752)      714,092,254



NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                YEAR ENDED JUNE 30,
                                              1995       -----------------------------------------------
                                          (UNAUDITED)      1995      1994      1993      1992      1991
                                          ------------  --------  --------  --------  --------  --------
Net asset value, beginning of period        $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .025         .045      .025      .027      .044      .066

LESS: DISTRIBUTIONS
Dividends from net investment income         (.025)       (.045)    (.025)    (.027)    (.044)    (.066)
Net asset value, end of period              $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (a)                         4.99%(b)     4.50%     2.57%     2.71%     4.47%     6.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $1,336       $2,510    $1,795    $1,626    $1,412    $1,262
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                            1.00%(b)     1.00%     1.00%     1.00%     1.00%      .97%
  Expenses, before waivers and
    reimbursements                            1.00%(b)     1.04%     1.09%     1.04%     1.04%     1.00%
  Net investment income (c)                   4.92%(b)     4.53%     2.55%     2.67%     4.33%     6.56%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


5



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


6



ALLIANCE MONEY RESERVES
1345 Avenue of the Americas, New York, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Money Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 3 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601033
MONSR